Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) ¥ in Millions		1 Months Ended	12 Months Ended
		Apr. 30, 2020 CNY (¥) director	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operations
Costs and allocated expenses from SINA			$ 38,270,000	$ 43,011,000	$ 51,848,000
Interest-free loans to the VIE's shareholders			92,000,000.0	89,500,000
VIEs and VIEs' subsidiaries accumulated deficit			132,500,000	(96,100,000)
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents			2,423,703,000	1,814,844,000
Short-term investments			711,062,000	1,682,048,000
Cash, cash equivalents and short-term investments			3,134,765,000	3,496,892,000
Accounts receivable			723,089,000	492,010,000
Prepaid expenses and other current assets			450,726,000	296,757,000
Property and equipment, net			68,396,000	60,632,000
Operating lease assets			60,519,000	7,176,000
Intangible assets			166,930,000	146,976,000
Goodwill			130,405,000	61,712,000	28,989,000	$ 29,346,000
Long-term investments			1,207,651,000	1,179,466,000	1,027,459,000	$ 694,586,000
Other non-current assets			11,558,000	2,126,000
Total assets			7,519,522,000	6,335,117,000
Accounts payable			197,643,000	149,509,000
Accrued and other liabilities			821,033,000	556,753,000
Deferred revenues			91,136,000	143,684,000
Income taxes payable			144,747,000	102,844,000
Operating lease liability			59,961,000
Deferred tax liability			66,903,000	58,299,000
Other non-current liabilities			15,123,000	2,102,000
Total liabilities			3,831,502,000	3,448,787,000
Results of operations of the VIEs and their subsidiaries
Net revenues			2,257,083,000	1,689,931,000	1,766,914,000
Net income (loss) after intercompany service fee charge			428,319,000	313,364,000	494,675,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities			814,020,000	741,646,000	631,653,000
Net cash used in investing activities			(423,960,000)	(1,214,315,000)	(1,201,358,000)
Net cash provided by financing activities			189,442,000	741,963,000	791,869,000
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs				0	0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries			$ 241,400,000	196,600,000
Term of loan agreements			10 years
Term of trademark license agreements			1 year
Service fees revenue charged to VIE			$ 1,026,200,000	766,800,000	832,400,000
Weimeng.
Contractual Arrangements with the VIE
Equity interest (in percentage)			99.00%
New Weimeng Shareholder
Minority Investment In Weimeng
Sale of subsidiaries' shares to non-controlling interests | ¥		¥ 10.7
Percentage of enlarged registered capital invested		1.00%
Number of member of board of directors the entity has right to appoint | director		3
Consolidated VIEs
Operations
Costs and allocated expenses from SINA			$ 3,400,000	8,700,000	27,600,000
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents			183,543,000	274,003,000
Short-term investments			110,472,000	171,207,000
Accounts receivable			650,278,000	431,022,000
Prepaid expenses and other current assets			160,722,000	55,653,000
Amount due from SINA			36,211,000	31,142,000
Property and equipment, net			1,812,000	692,000
Operating lease assets			28,049,000	1,783,000
Intangible assets			166,930,000	146,976,000
Goodwill			130,405,000	61,712,000
Long-term investments			439,922,000	394,745,000
Other non-current assets			352,008,000	15,615,000
Total assets			2,260,352,000	1,584,550,000
Accounts payable			129,498,000	83,336,000
Accrued and other liabilities			480,866,000	341,552,000
Deferred revenues			57,348,000	85,846,000
Income taxes payable			41,882,000	26,417,000
Amount due to the subsidiaries of the Group			1,462,242,000	968,138,000
Operating lease liability			28,022,000	1,704,000
Deferred tax liability			39,637,000	32,418,000
Other non-current liabilities			15,122,000	2,102,000
Total liabilities			2,254,617,000	1,541,513,000
Results of operations of the VIEs and their subsidiaries
Net revenues			1,821,294,000	1,319,080,000	1,472,867,000
Net income (loss) after intercompany service fee charge			(36,406,000)	(129,126,000)	9,874,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	[1]		481,541,000	157,262,000	(100,987,000)
Net cash used in investing activities			(583,397,000)	(272,958,000)	(280,404,000)
Net cash provided by financing activities			$ 11,396,000	290,234,000	441,952,000
Weimeng
Minority Investment In Weimeng
Percentage of equity interests the entity will not be able to purchase or have the New Weimeng Shareholder pledge			1.00%
Percentage of equity interests for which the authorization of voting rights will not be granted to entity			1.00%
Percentage of equity interests issued			1.00%
Revision of prior period error correction adjustment | Consolidated VIEs
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities				171,200,000
Costs of revenues
Operations
Costs and allocated expenses from SINA			$ 14,749,000	19,462,000	22,246,000
Sales and marketing
Operations
Costs and allocated expenses from SINA			3,319,000	5,966,000	9,770,000
Product development
Operations
Costs and allocated expenses from SINA			10,083,000	10,505,000	13,141,000
General and administrative
Operations
Costs and allocated expenses from SINA			$ 10,119,000	$ 7,078,000	$ 6,691,000

[1]	*Net cash provided by operating activities of VIEs and VIEs’ subsidiaries for the year ended December 31, 2020 has been revised to reduce the amount by US$171.2 million to correct an error in previously issued financial statements included in 2020 Form 20-F.